Income Taxes, Net Deferred Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net Deferred Taxes [Line Items]
Net operating loss and tax credit carryforwards	$ 6,601
Deferred tax assets valuation allowance	(314)
Other assets [Member]
Net Deferred Taxes [Line Items]
Net operating loss and tax credit carryforwards	6,601	$ 4,721
Allowance for credit losses	3,488	3,580
Deferred compensation and employee benefits	3,328	3,194
Net unrealized losses on debt securities	1,418	2,881
Capitalized research expenses	1,272	1,653
Lease liabilities	1,030	1,104
Accrued expenses	903	1,187
Basis difference in investments	723	720
Deferred tax assets, Other	830	1,070
Total deferred tax assets	19,593	20,110
Deferred tax assets valuation allowance	(314)	(162)
Mark to market, net	(10,383)	(12,235)
Leasing and fixed assets	(3,951)	(2,818)
Mortgage servicing rights	(1,135)	(1,264)
Intangible assets	(1,005)	(899)
Right of use assets	(870)	(930)
Deferred tax liabilities, Other	(785)	(683)
Total deferred tax liabilities	(18,129)	(18,829)
Net deferred tax assets	$ 1,150	$ 1,119